UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended December 31, 2000.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     JEFF KESWIN              New York, New York       February 6, 2001
     ---------------          ------------------       ----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total:      $273,110


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

                                              FORM 13F INFORMATION TABLE

                                                                                                    VOTING AUTHORITY
                      TITLE                   VALUE     SHARES/     SH/  PUT/ INVSTMT    OTHER    ---------------------
NAME OF ISSUER      OF CLASS       CUSIP    (X$1,000)   PRN AMT     PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED NONE
--------------      --------     ---------   --------   ---------   ---  ---- -------  --------  ---------  ------ ----
AGRIBRANDS INTL     COM          00849R105     17,591      328,800  SH          SOLE               328,800
   INC
AMERICAN PHYSICIANS COM          028884104     16,687    1,007,500  SH          SOLE             1,007,500
   CAPITAL
APPLE COMPUTER INC  COM          037833100      3,945      265,200  SH          SOLE               265,200
ASSISTED LIVING     COM          04543L109        342    1,093,600  SH          SOLE             1,093,600
   CONCEPTS INC
ASSISTED LIVING     SB DB        04543LAD1      5,775      137,500  PRN         SOLE               137,500
   CONCEPTS INC     CV 6%02
ASSISTED LIVING     SB DB        04543LAG4        420       10,000  PRN         SOLE                10,000
   CONCEPTS INC     CV 5.625%03
CKE RESTAURANTS     SB NT CV     12561EAB1      4,242      106,050  PRN         SOLE               106,050
   INC              4.25%04
EMCOR GROUP INC     COM          29084Q100     12,750      500,000  SH          SOLE               500,000
FINOVA GROUP INC    COM          317928109      2,725    2,725,000  SH          SOLE             2,725,000
FRONTLINE CAP GROUP COM          35921N101     13,770    1,035,600  SH          SOLE             1,035,600
HAMILTON BANCORP    COM          407013101      2,766      307,300  SH          SOLE               307,300
   INC FLA
HAVAS ADVERTISING   SPONSORED    419313101      1,941      137,449  SH          SOLE               137,449
                    ADR
INSIGNIA FINL GROUP COM          45767A105     19,895    1,675,400  SH          SOLE             1,675,400
   INC NEW
LONE STAR           COM          542307103     10,160    1,055,600  SH          SOLE             1,055,600
   STEAKHOUSE
   SALOON
MAGNA ENTMT CORP    CL A         559211107     14,341    3,019,200  SH          SOLE             3,019,200
M D C HLDGS INC     COM          552676108     36,739    1,115,000  SH          SOLE             1,115,000
MERCER INTL INC     SH BEN INT   588056101     13,404    1,688,700  SH          SOLE             1,688,700
METHODE ELECTRS INC CL A         591520200      2,294      100,000  SH          SOLE               100,000
NAVIGANT INTL INC   COM          63935R108      9,371    1,153,400  SH          SOLE             1,153,400
NEOMAGIC CORP       COM          640497103      1,544      520,000  SH          SOLE               520,000
NEOPHARM INC        COM          640919106      2,466       65,100  SH          SOLE                65,100
OMEGA WORLDWIDE     COM          68210B108      1,335      547,700  SH          SOLE               547,700
   INC
OMTOOL LTD          COM          681974101        832      554,800  SH          SOLE               554,800
OPTI INC            COM          683960108      1,992      408,700  SH          SOLE               408,700
PFSWEB INC          COM          717098107         18       24,321  SH          SOLE                24,321
SECURITY CAP U S    SPONSORED    814136206      8,541      377,500  SH          SOLE               377,500
   RLTY             ADR
STANCORP FINL       COM          852891100      1,289       27,000  SH          SOLE                27,000
   GROUP INC
3COM CORP           COM          885535104      5,355      630,000  SH          SOLE               630,000
UICI                COM          902737105      3,988      671,600  SH          SOLE               671,600
VISTEON CORP        COM          92839U107     56,592    4,921,000  SH          SOLE             4,921,000